Earnings Per Share (Tables)	12 Months Ended
Oct. 31, 2025
Text Block [Abstract]
Summary of Basic and Diluted Earnings Per Share
The following table presents our basic and diluted earnings per share:

Basic Earnings Per Common Share (Canadian $ in millions, except as noted)	2025	2024
Net income attributable to bank shareholders	$8,709	$7,318
Dividends on preferred shares and distributions on other equity instruments	(436)	(386)
Net income available to common shareholders	$8,273	$6,932
Weighted-average number of common shares outstanding (in thousands)	721,926	727,738
Basic earnings per common share (Canadian $)	$11.46	$9.52

Diluted Earnings Per Common Share (Canadian $ in millions, except as noted)	2025	2024
Net income available to common shareholders	$8,273	$6,932
Weighted-average number of common shares outstanding (in thousands)	721,926	727,738
Dilutive impact of stock options (1)
Stock options potentially exercisable	5,897	3,556
Common shares potentially repurchased	(4,556)	(2,759)
Weighted-average number of diluted common shares outstanding (in thousands)	723,267	728,535
Diluted earnings per common share (Canadian $)	$11.44	$9.51

(1)
The dilutive effect of stock options was calculated using the treasury stock method. In computing diluted earnings per common share, we excluded average stock options outstanding of 477,101 with a weighted-average exercise price of $150.96 for the year ended October 31, 2025 (3,220,995 with a weighted-average exercise price of $130.33 for the year ended October 31, 2024), as the average share price in each of the two years did not exceed the exercise price.